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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended March 31, 2013

             Check here if Amendment [_]; Amendment Number:
          This Amendment (Check only one.):
                     [_]  is a restatement.
                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nokota Management, LP

Address: 1330 Avenue of the Americas, 26th Floor, New York, New York 10019

Form 13F File Number: 28-15380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeremy Edelstein

Title:   Chief Financial Officer

Phone:   212-291-6704

Signature, Place, and Date of Signing:

/s/ Jeremy Edelstein           New York, NY               5/15/2013
---------------------      --------------------      ---------------------
       (Name)                  (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     80 items

Form 13F Information Table Value Total:     $1,869,321 (thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                         TOTAL                                              VOTING
                                                          FMV        TOTAL   SH/ PUT/ INVESTMENT  OTHER    AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP   (X $1,000)   SHARES   PRN CALL DISCRETION MANAGERS    SOLE
---------------------------  -------------- ---------- ---------- ---------- --- ---- ---------- -------- ----------
AEROFLEX HLDG CORP                      COM  007767106     13,362  1,700,000  SH            SOLE     NONE  1,700,000
AEROVIRONMENT INC                       COM  008073108      2,266    125,000  SH            SOLE     NONE    125,000
ALTERA CORP                             COM  021441100      5,939    167,445  SH            SOLE     NONE    167,445
AMERICAN INTL GROUP INC             COM NEW  026874784      3,756     96,750  SH            SOLE     NONE     96,750
ANADARKO PETE CORP                      COM  032511107      3,498     40,000  SH            SOLE     NONE     40,000
APPLE INC                              CALL  037833900    177,064    400,000  SH CALL       SOLE     NONE    400,000
APPLE INC                               COM  037833100     23,105     52,200  SH            SOLE     NONE     52,200
BANKRATE INC DEL                        COM  06647F102     11,048    925,300  SH            SOLE     NONE    925,300
BLOUNT INTL INC NEW                     COM  095180105      8,095    605,000  SH            SOLE     NONE    605,000
BMC SOFTWARE INC                        COM  055921100      7,922    171,000  SH            SOLE     NONE    171,000
BOYD GAMING CORP                        COM  103304101      4,466    540,000  SH            SOLE     NONE    540,000
CABLEVISION SYS CORP         CL A NY CABLVS  12686C109      3,835    256,343  SH            SOLE     NONE    256,343
CAESARS ENTMT CORP                      COM  127686103      5,091    321,000  SH            SOLE     NONE    321,000
CASELLA WASTE SYS INC                  CL A  147448104      7,604  1,740,000  SH            SOLE     NONE  1,740,000
CASTLE A M & CO                         COM  148411101     22,400  1,280,000  SH            SOLE     NONE  1,280,000
CELANESE CORP DEL                 COM SER A  150870103      4,936    112,050  SH            SOLE     NONE    112,050
CHIMERA INVT CORP                       COM  16934Q109      4,737  1,485,000  SH            SOLE     NONE  1,485,000
CINCINNATI BELL INC NEW                 COM  171871106      4,943  1,516,202  SH            SOLE     NONE  1,516,202
COMPUWARE CORP                          COM  205638109     28,125  2,250,000  SH            SOLE     NONE  2,250,000
COSTAMARE INC                           SHS  Y1771G102     10,789    679,003  SH            SOLE     NONE    679,003
CUBIC CORP                              COM  229669106      3,241     75,859  SH            SOLE     NONE     75,859
DANA HLDG CORP                          COM  235825205      3,209    180,000  SH            SOLE     NONE    180,000
DANAHER CORP DEL                        COM  235851102      8,111    130,500  SH            SOLE     NONE    130,500
DECKERS OUTDOOR CORP                   CALL 24353710 7     13,923    250,000  SH CALL       SOLE     NONE    250,000
DELPHI AUTOMOTIVE PLC                   SHS  G27823106      9,291    209,250  SH            SOLE     NONE    209,250
DIGITALGLOBE INC                    COM NEW  25389M877     11,998    415,000  SH            SOLE     NONE    415,000
DIGITAL RLTY TR INC                     COM  253868103     13,040    194,883  SH            SOLE     NONE    194,883

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
DISCOVER FINL SVCS                      COM  254709108      8,071    180,000  SH            SOLE     NONE    180,000
DISH NETWORK CORP                      CALL 25470M90 9     28,425    750,000  SH CALL       SOLE     NONE    750,000
EMULEX CORP                         COM NEW  292475209      7,627  1,168,051  SH            SOLE     NONE  1,168,051
FORTINET INC                            COM  34959E109      7,607    321,240  SH            SOLE     NONE    321,240
FREESCALE SEMICONDUCTOR LTD             SHS  G3727Q101     11,476    770,691  SH            SOLE     NONE    770,691
FUSION-IO INC                           COM  36112J107      9,188    561,300  SH            SOLE     NONE    561,300
GLOBAL PMTS INC                         COM  37940X102      7,208    145,155  SH            SOLE     NONE    145,155
GLOBECOMM SYSTEMS INC                   COM  37956X103      9,257    770,802  SH            SOLE     NONE    770,802
GOLAR LNG LTD BERMUDA                   SHS  G9456A100     11,206    303,193  SH            SOLE     NONE    303,193
GOODYEAR TIRE & RUBR CO                 COM  382550101     23,787  1,886,350  SH            SOLE     NONE  1,886,350
HAWAIIAN HOLDINGS INC                   COM  419879101     10,058  1,746,115  SH            SOLE     NONE  1,746,115
HCA HOLDINGS INC                        COM  40412C101     10,070    247,855  SH            SOLE     NONE    247,855
HEALTH MGMT ASSOC INC NEW              CL A  421933102      7,451    578,925  SH            SOLE     NONE    578,925
HEWLETT PACKARD CO                     CALL 42823690 3     20,264    850,000  SH CALL       SOLE     NONE    850,000
HOST HOTELS & RESORTS INC               COM  44107P104      4,373    250,000  SH            SOLE     NONE    250,000
JABIL CIRCUIT INC                       COM  466313103      1,848    100,000  SH            SOLE     NONE    100,000
KAYAK SOFTWARE CORP                    CL A  486577109     23,901    598,135  SH            SOLE     NONE    598,135
LAMAR ADVERTISING CO                   CL A  512815101     12,153    250,000  SH            SOLE     NONE    250,000
MARVELL TECHNOLOGY GROUP LTD            ORD  G5876H105      7,734    731,000  SH            SOLE     NONE    731,000
MEMC ELECTR MATLS INC                   COM  552715104      7,341  1,668,424  SH            SOLE     NONE  1,668,424
METLIFE INC                             COM  59156R108     14,372    378,000  SH            SOLE     NONE    378,000
MGM RESORTS INTERNATIONAL               COM  552953101     12,266    932,782  SH            SOLE     NONE    932,782
MOTOROLA SOLUTIONS INC              COM NEW  620076307     17,585    274,634  SH            SOLE     NONE    274,634
MUELLER WTR PRODS INC             COM SER A  624758108      5,094    858,945  SH            SOLE     NONE    858,945
NEWCASTLE INVT CORP                     COM  65105M108      5,769    516,500  SH            SOLE     NONE    516,500
NIELSEN HOLDINGS ORD (NYS)             CALL  N63218106      8,060    225,000  SH            SOLE     NONE    225,000
NOBLE CORPORATION BAAR           NAMEN -AKT  H5833N103     12,590    330,000  SH            SOLE     NONE    330,000
NXP SEMICONDUCTORS N V                  COM  N6596X109     12,783    422,455  SH            SOLE     NONE    422,455
OM GROUP INC                            COM  670872100      4,696    200,000  SH            SOLE     NONE    200,000
OWENS CORNING NEW                       COM  690742101      8,872    225,000  SH            SOLE     NONE    225,000

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
PHH CORP                            COM NEW  693320202      7,526    342,693  SH            SOLE     NONE    342,693
POLYCOM INC                             COM  73172K104     26,279  2,371,740  SH            SOLE     NONE  2,371,740
RED HAT INC                             COM  756577102     10,112    200,000  SH            SOLE     NONE    200,000
RED HAT INC                            CALL 75657790 2     12,640    250,000  SH CALL       SOLE     NONE    250,000
RESOLUTE FST PRODS INC                  COM  76117W109      3,641    225,000  SH            SOLE     NONE    225,000
RESPONSYS INC                           COM  761248103     13,187  1,490,000  SH            SOLE     NONE  1,490,000
RITE AID CORP                           COM  767754104      9,049  4,762,500  SH            SOLE     NONE  4,762,500
ROSS STORES INC                         COM  778296103      7,578    125,000  SH            SOLE     NONE    125,000
SILVER BAY RLTY TR CORP                 COM  82735Q102        626     30,252  SH            SOLE     NONE     30,252
SPDR S&P 500 ETF TR                    CALL 78462F90 3    235,005  1,500,000  SH CALL       SOLE     NONE  1,500,000
SPDR S&P 500 ETF TR                     PUT 78462F95 3    587,513  3,750,000  SH  PUT       SOLE     NONE  3,750,000
SUPERVALU INC                           COM  868536103     13,356  2,650,000  SH            SOLE     NONE  2,650,000
TEAM HEALTH HOLDINGS INC                COM  87817A107      6,680    183,614  SH            SOLE     NONE    183,614
TIVO INC                                COM  888706108      5,576    450,000  SH            SOLE     NONE    450,000
TURQUOISE HILL RES LTD                  COM  900435108      3,178    500,000  SH            SOLE     NONE    500,000
TWO HBRS INVT CORP                      COM  90187B101      7,785    617,400  SH            SOLE     NONE    617,400
UNITED CONTL HLDGS INC                  COM  910047109     11,524    360,000  SH            SOLE     NONE    360,000
UNIVERSAL STAINLES & ALLOY              COM  913837100      7,374    202,870  SH            SOLE     NONE    202,870
U S AIRWAYS GROUP INC                   COM  90341W108     10,224    602,500  SH            SOLE     NONE    602,500
VANTIV INC                             CL A  92210H105      3,506    147,690  SH            SOLE     NONE    147,690
VISTEON CORP                        COM NEW  92839U206     18,753    325,000  SH            SOLE     NONE    325,000
WILLIAMS COS INC DEL                   CALL 96945790 0    112,380  3,000,000  SH CALL       SOLE     NONE  3,000,000
WRIGHT MED GROUP INC                    COM  98235T107      8,903    373,923  SH            SOLE     NONE    373,923

                                                        1,869,321 58,618,519                              58,618,519